UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUAY 28, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EMERGING MARKETS FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

48477-0413                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
February 28, 2013 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.5%)

              COMMON STOCKS (92.0%)

              CONSUMER DISCRETIONARY (12.6%)
              ------------------------------
              APPAREL RETAIL (1.0%)
    226,700   Cia Hering                                                     $      4,399
     79,914   Foschini Group Ltd.                                                     949
     88,856   Mr. Price Group Ltd.                                                  1,142
    441,684   Truworths International Ltd.                                          4,559
                                                                             ------------
                                                                                   11,049
                                                                             ------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
  7,410,000   Bosideng International Holdings Ltd.                                  2,303
    514,000   Makalot Industrial Co. Ltd.(a)                                        1,722
                                                                             ------------
                                                                                    4,025
                                                                             ------------
              AUTO PARTS & EQUIPMENT (2.3%)
     71,400   Halla Climate Control Corp.                                           1,642
     41,459   Hyundai Mobis Co. Ltd.                                               11,984
     64,050   Mando Corp.                                                           7,749
    934,000   Minth Group Ltd.                                                      1,221
  1,031,600   Somboon Advance Technology(a)                                         1,300
                                                                             ------------
                                                                                   23,896
                                                                             ------------
              AUTOMOBILE MANUFACTURERS (0.8%)
    168,859   KIA Motors Corp.                                                      8,717
                                                                             ------------
              AUTOMOTIVE RETAIL (0.1%)
     72,880   Kolao Holdings                                                        1,430
                                                                             ------------
              BROADCASTING (1.0%)
    223,100   Grupo Televisa S.A. de C.V. ADR                                       5,986
    306,000   Grupo Televisa S.A.B.                                                 1,643
  5,722,000   PT Global Mediacom Tbk                                                1,362
  9,812,500   PT Indosiar Karya Media Tbk*                                          1,198
                                                                             ------------
                                                                                   10,189
                                                                             ------------
              CABLE & SATELLITE (0.1%)
     46,470   KT Skylife Co. Ltd.                                                   1,348
                                                                             ------------
              CASINOS & GAMING (1.9%)
    400,000   Genting Malaysia Berhad                                                 479
  3,480,300   Sands China Ltd.                                                     16,514
  1,117,600   Wynn Macau Ltd.*                                                      2,961
                                                                             ------------
                                                                                   19,954
                                                                             ------------
              DEPARTMENT STORES (0.1%)
    555,400   Robinson Department Store Public Co. Ltd.(a)                          1,372
                                                                             ------------
              DISTRIBUTORS (0.1%)
  1,440,000   Xinhua Winshare Publishing and Media Co. Ltd. "H"                       811
                                                                             ------------

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1  | USAA Emerging Markets Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              FOOTWEAR (1.3%)
     69,200   Arezzo Industria e Comercio S.A.                               $      1,398
 10,202,000   Daphne International Holdings Ltd.                                   12,260
                                                                             ------------
                                                                                   13,658
                                                                             ------------
              GENERAL MERCHANDISE STORES (0.1%)
    334,700   Aeon Co. (M) Berhad                                                   1,395
                                                                             ------------
              HOME IMPROVEMENT RETAIL (0.1%)
 17,015,909   ACE Hardware Indonesia                                                1,285
                                                                             ------------
              HOMEBUILDING (2.1%)
  3,092,800   Corporacion GEO, S.A. de C.V. "B"*                                    2,605
    785,684   Desarrolladora Homex S.A. de C.V.*                                    1,563
  2,479,900   MRV Engenharia e Participacoes S.A.                                  15,911
  4,144,592   Urbi Desarrollo Urbanos S.A. de C.V.*                                 1,445
    371,300   Viver Incorporadora e Construtora S.A.*                                 190
                                                                             ------------
                                                                                   21,714
                                                                             ------------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
     32,760   Hotel Shilla Co. Ltd.                                                 1,442
                                                                             ------------
              HOUSEHOLD APPLIANCES (0.2%)
    883,000   Haier Electronics Group Co.*                                          1,594
                                                                             ------------
              LEISURE PRODUCTS (0.3%)
  2,722,000   Goodbaby International Holdings Ltd.                                  1,474
    327,000   Merida Industry Co. Ltd.(a)                                           1,599
                                                                             ------------
                                                                                    3,073
                                                                             ------------
              MOVIES & ENTERTAINMENT (0.1%)
     35,017   S.M.Entertainment Co.*                                                1,410
                                                                             ------------
              RESTAURANTS (0.1%)
    107,700   International Meal Co. Holdings S.A.                                  1,521
                                                                             ------------
              SPECIALIZED CONSUMER SERVICES (0.2%)
    507,000   Lung Yen Life Service Corp.(a)                                        1,572
                                                                             ------------
              TEXTILES (0.2%)
    559,000   Shenzhou International Group                                          1,586
                                                                             ------------
              Total Consumer Discretionary                                        133,041
                                                                             ------------
              CONSUMER STAPLES (5.5%)
              -----------------------
              DRUG RETAIL (0.1%)
    115,400   Raia Drogasil S.A.                                                    1,331
                                                                             ------------
              HOUSEHOLD PRODUCTS (0.8%)
  2,558,400   Kimberly-Clark de Mexico S.A. de C.V. "A"                             8,095
                                                                             ------------
              PACKAGED FOODS & MEAT (2.1%)
    203,100   Adecoagro S.A.*                                                       1,594
    209,704   AVI Ltd.                                                              1,291
    165,000   Biostime International Holdings Ltd.                                    724
      1,527   Lotte Confectionery Co. Ltd.*                                         2,579
    367,800   Marfrig Frigorificos E Comercio de Alimentos S.A.*                    1,830
  1,883,000   People's Food Holdings Ltd.                                           2,022
    597,500   PT Mayora Indah Tbk                                                   1,546
    541,600   Thai Union Frozen Products Public Co. Ltd.(a)                         1,220
 10,236,000   Tiga Pilar Sejahtera Food Tbk                                         1,377
    204,659   Tiger Brands Ltd.                                                     6,891
    676,000   Universal Robina Corp.                                                1,576
                                                                             ------------
                                                                                   22,650
                                                                             ------------
              PERSONAL PRODUCTS (0.9%)
    165,900   Natura Cosmeticos S.A.                                                4,283

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    137,542   Oriflame Cosmetics S.A. Swedish Depository Receipts            $      4,757
                                                                             ------------
                                                                                    9,040
                                                                             ------------
              SOFT DRINKS (0.1%)
      1,152   Lotte Chilsung Beverage Co. Ltd.*                                     1,536
                                                                             ------------
              TOBACCO (1.5%)
    108,770   Eastern Tobacco                                                       1,614
     97,267   KT&G Corp.                                                            6,935
    422,300   Souza Cruz S.A.                                                       6,739
                                                                             ------------
                                                                                   15,288
                                                                             ------------
              Total Consumer Staples                                               57,940
                                                                             ------------
              ENERGY (9.0%)
              -------------
              INTEGRATED OIL & GAS (2.0%)
    149,620   Lukoil OAO ADR                                                        9,650
    638,380   OAO Gazprom ADR                                                       5,682
    499,450   OAO Gazprom ADR                                                       4,435
    124,500   YPF S.A. ADR                                                          1,569
                                                                             ------------
                                                                                   21,336
                                                                             ------------
              OIL & GAS DRILLING (1.2%)
    332,118   Eurasia Drilling Co. Ltd. GDR                                        12,710
                                                                             ------------
              OIL & GAS EQUIPMENT & SERVICES (1.6%)
  2,834,000   Anton Oilfield Services Group                                         1,611
  1,475,700   SapuraKencana Petroleum Bhd.                                          1,385
    937,350   TMK OAO GDR                                                          13,976
                                                                             ------------
                                                                                   16,972
                                                                             ------------
              OIL & GAS EXPLORATION & PRODUCTION (4.2%)
    552,974   Alliance Oil Co. Ltd. Swedish Depository Receipts*                    4,750
  3,562,000   CNOOC Ltd.                                                            7,009
     80,100   NovaTek OAO GDR                                                       9,291
    933,400   Pacific Rubiales Energy Corp.                                        22,854
                                                                             ------------
                                                                                   43,904
                                                                             ------------
              Total Energy                                                         94,922
                                                                             ------------
              FINANCIALS (23.4%)
              ------------------
              DIVERSIFIED BANKS (20.5%)
 34,851,000   Agricultural Bank of China Ltd. "H"                                  17,975
  1,017,100   Alliance Financial Group Berhad                                       1,419
    113,300   Banco Bradesco S.A.                                                   2,016
    539,800   Banco Bradesco S.A. ADR                                               9,700
    963,200   Banco do Brasil S.A.                                                 12,817
    105,170   Banco Latinoamericano de Exportaciones S.A. "E"                       2,543
    333,510   Banco Santander Brasil S.A. ADR                                       2,438
    184,200   Bancolombia S.A. ADR                                                 11,962
  1,236,400   BIMB Holdings Berhad                                                  1,240
 14,883,000   China Construction Bank Corp. "H"                                    12,282
    796,263   Commercial International Bank GDR                                     3,981
  1,819,000   East West Banking Corp.*                                              1,570
    149,000   Erste Bank der Oesterreichischen Sparkassen AG*                       4,800
  1,631,900   Grupo Financiero Banorte S.A. "O"                                    12,069
     76,790   Hana Financial Group, Inc.                                            2,865
    402,600   ICICI Bank Ltd. ADR                                                  16,877
     85,500   KB Financial Group, Inc.                                              3,119
    322,707   OTP Bank plc                                                          6,701
  6,511,500   PT Bank Mandiri (Persero) Tbk                                         6,772
 15,701,500   PT Bank Rakyat Indonesia                                             15,355
  7,658,568   Sberbank of Russia(a)                                                26,077
    185,200   Sberbank of Russia ADR                                                2,554
    293,890   Shinhan Financial Group Co. Ltd.                                     11,576

================================================================================

3  | USAA Emerging Markets Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
  1,153,411   Standard Bank Group Ltd.                                       $     14,905
    473,300   Turkiye Garanti Bankasi A.S.                                          2,263
  2,527,188   Turkiye Is Bankasi "C"                                                9,019
    483,000   Turkiye Vakiflar Bankasi T.A.O. "D"                                   1,482
                                                                             ------------
                                                                                  216,377
                                                                             ------------
              LIFE & HEALTH INSURANCE (2.0%)
    815,940   Hanwha Life Insurance Co. Ltd.                                        5,455
  1,820,500   Ping An Insurance (Group) Co. of China Ltd. "H"                      15,258
                                                                             ------------
                                                                                   20,713
                                                                             ------------
              MULTI-SECTOR HOLDINGS (0.4%)
  3,546,000   First Pacific Co. Ltd.                                                4,664
                                                                             ------------
              REGIONAL BANKS (0.1%)
  8,055,500   PT Bank Tabungan Negara Persero Tbk                                   1,359
                                                                             ------------
              REITs - DIVERSIFIED (0.2%)
    592,100   Fibra Uno Administracion S.A.                                         1,835
                                                                             ------------
              REITs - INDUSTRIAL (0.2%)
    769,280   Macquarie Mexico Real Estate Management S.A de C.V.                   1,745
                                                                             ------------
              Total Financials                                                    246,693
                                                                             ------------
              HEALTH CARE (2.9%)
              ------------------
              BIOTECHNOLOGY (0.2%)
     16,523   Medy-Tox, Inc.                                                        1,621
                                                                             ------------
              HEALTH CARE DISTRIBUTORS (0.1%)
  1,283,700   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                             1,484
                                                                             ------------
              HEALTH CARE EQUIPMENT (0.4%)
     87,581   Huvitz Co. Ltd.                                                       1,387
     49,164   Osstem Implant Co. Ltd.*                                              1,576
     88,349   Vieworks Co. Ltd.                                                     1,538
                                                                             ------------
                                                                                    4,501
                                                                             ------------
              HEALTH CARE SUPPLIES (0.1%)
    110,000   Ginko International Co. Ltd.(a)                                       1,567
                                                                             ------------
              MANAGED HEALTH CARE (0.2%)
    141,400   Qualicorp S.A.*                                                       1,581
                                                                             ------------
              PHARMACEUTICALS (1.9%)
  7,962,300   Genomma Lab Internacional S.A. "B"*                                  19,244
    136,000   Haw Par Corp. Ltd.                                                      823
                                                                             ------------
                                                                                   20,067
                                                                             ------------
              Total Health Care                                                    30,821
                                                                             ------------
              INDUSTRIALS (10.3%)
              -------------------
              AEROSPACE & DEFENSE (0.6%)
    177,830   Embraer S.A. ADR                                                      6,036
                                                                             ------------
              AIR FREIGHT & LOGISTICS (0.1%)
  5,214,000   Sinotrans Ltd. "H", acquired 8/18/2008 - 4/23/2012;
                 cost $965(b)                                                       1,029
                                                                             ------------
              AIRLINES (0.2%)
  8,310,642   Air Arabia PJSC                                                       2,075
                                                                             ------------
              BUILDING PRODUCTS (0.1%)
  7,130,000   PT Arwana Citramulia Tbk                                              1,394
                                                                             ------------
              COMMERCIAL PRINTING (0.1%)
     68,400   Valid Solucoes e Servicos de Seguranca em Meios de
                Pagamento e Identificacao S.A.                                      1,441
                                                                             ------------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              CONSTRUCTION & ENGINEERING (2.4%)
 10,027,000   China State Construction International Holdings Ltd.           $     14,040
    794,000   CTCI Corp.(a)                                                         1,585
  4,217,600   EEI Corp.                                                             1,311
  1,094,100   Gamuda Berhad                                                         1,359
    122,049   Orascom Construction Industries*                                      4,672
     79,075   Wilson Bayly Holmes-Ovcon Ltd.                                        1,360
  2,246,000   Yoma Strategic Holdings Ltd.                                          1,551
                                                                             ------------
                                                                                   25,878
                                                                             ------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.0%)
     56,100   China Yuchai International Ltd.                                         873
  2,660,000   PT United Tractors Tbk                                                5,313
 11,090,600   Zoomlion Heavy Industry Science and Technology Co. Ltd. "H"          14,615
                                                                             ------------
                                                                                   20,801
                                                                             ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
  2,341,000   Teco Electric & Machinery Co. Ltd.(a)                                 1,881
    380,000   Zhuzhou CSR Times Electric Co. Ltd. "H"                               1,254
                                                                             ------------
                                                                                    3,135
                                                                             ------------
              INDUSTRIAL CONGLOMERATES (1.1%)
    225,737   Akfen Holding A.S.*                                                   1,343
    328,700   Koc Holding A.S. ADR                                                  8,710
    885,738   Turk Sise ve Cam Fabrikalari A.S.                                     1,448
                                                                             ------------
                                                                                   11,501
                                                                             ------------
              INDUSTRIAL MACHINERY (0.4%)
  1,192,000   CIMC Enric Holdings Ltd.                                              1,334
    149,000   Hiwin Technologies Corp.(a)                                           1,243
     26,475   JVM Co. Ltd.*                                                         1,381
                                                                             ------------
                                                                                    3,958
                                                                             ------------
              MARINE PORTS & SERVICES (0.3%)
    183,702   DP World Ltd.                                                         2,397
  3,445,000   Xiangyu Dredging Holdings Ltd.                                          764
                                                                             ------------
                                                                                    3,161
                                                                             ------------
              RAILROADS (1.3%)
    877,724   Globaltrans Investment plc GDR                                       14,035
                                                                             ------------
              TRADING COMPANIES & DISTRIBUTORS (1.4%)
  1,139,557   Barloworld Ltd.                                                      11,668
     62,810   iMarketKorea, Inc.                                                    1,369
  2,942,000   PT AKR Corporindo Tbk                                                 1,362
                                                                             ------------
                                                                                   14,399
                                                                             ------------
              Total Industrials                                                   108,843
                                                                             ------------
              INFORMATION TECHNOLOGY (13.8%)
              ------------------------------
              APPLICATION SOFTWARE (0.2%)
    219,700   AsiaInfo-Linkage, Inc.*                                               2,423
                                                                             ------------
              COMMUNICATIONS EQUIPMENT (1.6%)
  4,031,000   AAC Technologies Holdings, Inc.                                      16,970
                                                                             ------------
              COMPUTER HARDWARE (0.3%)
  3,914,000   Compal Electronics, Inc.(a)                                           2,763
                                                                             ------------
              COMPUTER STORAGE & PERIPHERALS (1.0%)
  2,299,000   Catcher Technology Co. Ltd.(a)                                       10,515
                                                                             ------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    327,200   Cielo S.A. ADR                                                       10,045
                                                                             ------------

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5  | USAA Emerging Markets Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (0.1%)
     54,280   PARTRON Co. Ltd.                                               $      1,183
                                                                             ------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    550,000   Chroma Ate, Inc.(a)                                                   1,266
     77,087   Suprema, Inc.*                                                        1,402
                                                                             ------------
                                                                                    2,668
                                                                             ------------
              ELECTRONIC MANUFACTURING SERVICES (0.9%)
    774,300   Flextronics International Ltd.*                                       5,149
    833,810   Hon Hai Precision Industry Co. Ltd. GDR                               4,682
                                                                             ------------
                                                                                    9,831
                                                                             ------------
              INTERNET SOFTWARE & SERVICES (3.4%)
    133,000   Baidu, Inc. ADR*                                                     12,071
     28,611   NHN Corp.                                                             6,949
    347,000   PChome Online, Inc.(a)                                                1,739
    646,600   Yandex N.V. "A"*                                                     14,995
                                                                             ------------
                                                                                   35,754
                                                                             ------------
              IT CONSULTING & OTHER SERVICES (0.1%)
    412,573   Sonda S.A.                                                            1,474
                                                                             ------------
              SEMICONDUCTOR EQUIPMENT (0.1%)
     72,353   Tera Semicon Co. Ltd.*                                                1,307
                                                                             ------------
              SEMICONDUCTORS (3.9%)
     21,244   Samsung Electronics Co. Ltd.                                         30,292
    578,100   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                      10,550
                                                                             ------------
                                                                                   40,842
                                                                             ------------
              TECHNOLOGY DISTRIBUTORS (1.0%)
  5,049,000   Synnex Technology International Corp.(a)                             10,274
                                                                             ------------
              Total Information Technology                                        146,049
                                                                             ------------
              MATERIALS (7.2%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
     94,300   Saudi Basic Industries Corp. (a),(d)                                  2,307
                                                                             ------------
              CONSTRUCTION MATERIALS (0.5%)
    386,560   Cemex S.A. de C.V. ADR*                                               4,152
    271,645   Cimsa Cimento Sanayi ve Ticaret A.S.                                  1,578
                                                                             ------------
                                                                                    5,730
                                                                             ------------
              DIVERSIFIED METALS & MINING (2.4%)
     62,144   African Rainbow Minerals Ltd.                                         1,318
    585,399   Exxaro Resources Ltd.                                                11,160
    271,700   Freeport-McMoRan Copper & Gold, Inc.                                  8,673
  1,006,200   Grupo Mexico S.A.B. de C.V. "B"                                       3,945
                                                                             ------------
                                                                                   25,096
                                                                             ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (1.4%)
    384,900   Uralkali GDR                                                         14,607
                                                                             ------------
              FOREST PRODUCTS (0.2%)
    185,800   Duratex S.A.                                                          1,553
                                                                             ------------
              INDUSTRIAL GASES (0.4%)
  3,784,500   Yingde Gases Group Co.                                                4,426
                                                                             ------------
              METAL & GLASS CONTAINERS (0.5%)
  1,860,000   CPMC Holdings Ltd.                                                    1,509
    394,513   Nampak Ltd.                                                           1,342
    756,000   Taiwan Hon Chuan Enterprise Co. Ltd.(a)                               1,910
                                                                             ------------
                                                                                    4,761
                                                                             ------------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              PAPER PACKAGING (0.1%)
  2,142,000   Greatview Aseptic Packaging Co. Ltd.                           $      1,392
                                                                             ------------
              STEEL (1.5%)
     11,979   POSCO                                                                 3,910
    577,600   STP & I Public Co. Ltd.(a)                                            1,689
     80,190   Ternium S.A. ADR                                                      1,615
    471,300   Vale S.A. ADR                                                         8,658
                                                                             ------------
                                                                                   15,872
                                                                             ------------
              Total Materials                                                      75,744
                                                                             ------------
              TELECOMMUNICATION SERVICES (6.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
  1,143,800   Magyar Telekom Telecommunications plc                                 2,057
    199,100   PT Telekomunikasi Indonesia ADR                                       8,852
    141,270   Telefonica Czech Republic A.S.                                        2,336
                                                                             ------------
                                                                                   13,245
                                                                             ------------
              WIRELESS TELECOMMUNICATION SERVICES (5.2%)
    289,960   America Movil S.A.B. de C.V. ADR "L"                                  6,057
    374,500   China Mobile Ltd.                                                     4,124
    109,400   China Mobile Ltd. ADR                                                 5,995
    174,138   MegaFon OAO GDR*(a)                                                   4,885
    453,500   Mobile TeleSystems ADR                                                9,383
    126,000   MTN Group Ltd.                                                        2,454
    122,000   Philippine Long Distance Telephone Co. ADR                            8,705
    286,200   TIM Participacoes S.A. ADR                                            6,228
    418,000   Turkcell Iletisim Hizmetleri A.S. ADR*                                6,901
                                                                             ------------
                                                                                   54,732
                                                                             ------------
              Total Telecommunication Services                                     67,977
                                                                             ------------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
    184,400   Companhia Paranaense de Energia ADR                                   2,751
    917,200   Federal Hydrogenerating Co. ADR                                       2,027
                                                                             ------------
                                                                                    4,778
                                                                             ------------
              GAS UTILITIES (0.3%)
    661,200   Aygaz A.S.                                                            3,617
                                                                             ------------
              Total Utilities                                                       8,395
                                                                             ------------
              Total Common Stocks (cost: $881,565)                                970,425
                                                                             ------------
              PREFERRED STOCKS (3.1%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.4%)
     65,060   Hyundai Motor Co. Ltd.                                                4,350
                                                                             ------------
              Total Consumer Discretionary                                          4,350
                                                                             ------------
              ENERGY (1.4%)
              -------------
              INTEGRATED OIL & GAS (1.4%)
    863,300   Petroleo Brasileiro S.A. ADR "A"                                     14,443
                                                                             ------------
              Total Energy                                                         14,443
                                                                             ------------
              INDUSTRIALS (1.0%)
              ------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
  1,576,400   Marcopolo S.A.                                                       10,552
                                                                             ------------

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              Total Industrials                                              $     10,552
                                                                             ------------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    133,000   Telefonica Brasil S.A. ADR                                            3,506
                                                                             ------------
              Total Telecommunication Services                                      3,506
                                                                             ------------
              Total Preferred Stocks (cost: $39,680)                               32,851
                                                                             ------------
              EXCHANGE-TRADED FUNDS (1.0%)
    593,515   WisdomTree India Earnings ETF                                        10,850
                                                                             ------------
              Total Exchange-Traded Funds (cost: $10,942)                          10,850
                                                                             ------------
              WARRANTS (0.4%)

              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    210,980   Etihad Etisalat *(a),(d)                                              4,177
                                                                             ------------
              Total Telecommunication Services                                      4,177
                                                                             ------------
              Total Warrants (cost: $3,853)                                         4,177
                                                                             ------------
              Total Equity Securities (cost: $936,040)                          1,018,303
                                                                             ------------
              MONEY MARKET INSTRUMENTS (3.5%)

              MONEY MARKET FUNDS (3.5%)
 37,118,786   State Street Institutional Liquid Reserve Fund, 0.14% (c)            37,119
                                                                             ------------
              Total Money Market Instruments (cost: $37,119)                       37,119
                                                                             ------------

              TOTAL INVESTMENTS (COST: $973,159)                             $  1,055,422
                                                                             ============

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     891,939     $     78,486    $          -     $    970,425
  Preferred Stocks                                   32,851                -               -           32,851
  Exchange-Traded Funds                              10,850                -               -           10,850
  Warrants                                                -            4,177               -            4,177
Money Market Instruments:
  Money Market Funds                                 37,119                -               -           37,119
-------------------------------------------------------------------------------------------------------------
Total                                         $     972,759     $     82,663    $          -     $  1,055,422
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, common stocks with a fair value of $10,328,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets. Level 2 securities also included warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of February 28, 2013. However, a payable to Lehman Brothers, Inc. of $2,000 remains for unclaimed cash collateral and interest on prior lending of securities. As of March 1, 2013, the payable to Lehman Brothers, Inc. has been settled.

E. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $112,949,000 and $30,686,000, respectively, resulting in net unrealized appreciation of $82,263,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,054,211,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT    Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2013, by the Manager in accordance with valuation procedures approved by the Board.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2013, was $1,029,000, which represented 0.1% of the Fund's net assets.

(c) Rate represents the money market fund annualized seven-day yield at February 28, 2013.

(d)  Represents the underlying security of a participatory note with HSBC Bank
     Plc.

*    Non-income-producing security.

================================================================================

13  | USAA Emerging Markets Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     04/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     04/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.